ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Accrued expenses	$ 223,815	$ 263,355
Accrued Payroll [Member]
Accrued expenses	$ 223,815	$ 263,355